Revenue - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Revenue From Contract With Customer Line Item
Amortization of incremental costs of obtaining contracts	$ 815	$ 29	$ 772	$ 1,173
Telecommunications Business [Member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 29,380
Remaining performance obligations, timing of satisfaction	The Company expects to recognize such revenue of $18,350 million, $8,603 million and $2,427 million in 2022, 2023 and 2024, respectively.	The Company expects to recognize such revenue of $18,350 million, $8,603 million and $2,427 million in 2022, 2023 and 2024, respectively.
Telecommunications Business [Member] | Year 1 [Member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 18,350
Telecommunications Business [Member] | Later than one year and not later than two years [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	8,603
Telecommunications Business [Member] | Later than two years and not later than three years [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	2,427
Project Business [Member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 19,030
Remaining performance obligations, timing of satisfaction	The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $9,033 million, $4,781 million and $5,216 million in 2022, 2023 and 2024, respectively.	The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $9,033 million, $4,781 million and $5,216 million in 2022, 2023 and 2024, respectively.
Project Business [Member] | Year 1 [Member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 9,033
Project Business [Member] | Later than one year and not later than two years [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	4,781
Project Business [Member] | Later than two years and not later than three years [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 5,216